SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 6,504,000	$ 5,785,000
Lease liability	277,000
Intangible assets	181,000
Fixed assets	(277,000)
Total gross deferred tax assets	6,685,000	5,785,000
Less: Deferred tax asset valuation allowance	(6,685,000)	(5,785,000)
Total net deferred taxes